LONG-TERM DEBT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Schedule of long-term debt

	December 31,
	2020	2019
PPP Loan	$2,087	$—
Finnish Funding Agency for Technology and Innovation (“Tekes”)	458	410
	2,545	410
Less current portion – product development loan	(298)	(272)
Less accrued interest on product development loan – current	(160)	(138)
Total long-term debt	$2,087	$—

Schedule of Maturities of Long-term Debt

	Senior	Subordinated	Subordinated	Long-Term
	Term Loan	Debt	Term Loan	Debt	Total
2021	$—	$10,065	$—	$298	$10,363
2022	—	—	—	2,087	2,087
2023	—	—	—	—	—
2024	44,025	—	—	—	44,025
2025	—	—	34,756	—	34,756
Thereafter	—	—	—	—	—
Total	$44,025	$10,065	$34,756	$2,385	$91,231
Unamortized debt issuance costs	(5,794)	—	—	—	(5,794)
Unamortized purchase discount	(1,397)	—	—	—	(1,397)
Total Debt	$36,834	$10,065	$34,756	$2,385	$84,040

Airspan [Member]
Schedule of long-term debt

	June 30, 2021	December 31, 2020
PPP Loan	$-	$2,087
Finnish Funding Agency for Technology and Innovation (“Tekes”)	443	458
	443	2,545
Less current portion – product development loan	(288)	(298)
Less accrued interest on product development loan – current	(155)	(160)
Total long-term debt	$-	$2,087